December 31, 2013

Via EDGAR

Mark P. Shuman, Esq.

Division of Corporation Finance

U.S. Securities and Exchange Commission

100 F Street, NW

Washington, D.C. 20549

Re:	Modern Holdings Incorporated
Draft Registration Statement on Form S-1
Initially Confidentially Submitted October 3, 2013
Confidential Submission No. 2 submitted on December 31, 2013
CIK No. 941436

Dear Mr. Shuman:

On behalf of Modern Holdings Incorporated (the “Company”) enclosed is Confidential Submission No. 2 with respect to the above-referenced draft Registration Statement (the “Draft Registration Statement”) submitted to the U.S. Securities and Exchange Commission (the Commission”), marked to show changes from the Draft Registration Statement submitted to the Commission on October 3, 2013.

The changes reflected in the Draft Registration Statement include those made in response to the comments (the “Comments”) of the staff to the Commission (the “Staff”) set forth in the Staff’s letter dated October 30, 2013. For the convenience of the Staff, we are supplementally providing marked copies of the Draft Registration Statement with exhibits.

Set forth below are the Comments and the Company’s responses thereto. All references to page numbers and captions correspond to the page numbers and captions in the preliminary prospectus included in the Draft Registration Statement.

General

1.	In your response letter and with a view to disclosure, identify the holders of the warrants that may be exercised to acquire the 7,977,254 shares of common stock. As the warrants appear to be outstanding, it appears that the offer of the underlying shares commenced prior to the filing of your registration statement. If the warrants were not issued in a registered transaction, as it appears, the underlying shares must be issued upon exercise of the warrants in reliance upon an available exemption from registration to conform with the requirements of Section 5 of the Securities Act. As applicable, identify the exemption you intend to rely upon with respect to the offer and sale of the underlying shares to the holders of the warrants and provide an analysis of the factual basis for your belief that such exemption is available.

E-mail: james.seery@leclairryan.com	One Riverfront Plaza, 1037 Raymond Boulevard, Sixteenth Floor
Direct Phone: 973.491.3315	Newark, New Jersey 07102
Direct Fax: 973.491.3415	Phone: 973.491.3600 \ Fax: 973.491.3555

CALIFORNIA \ CONNECTICUT \ MASSACHUSETTS \ MICHIGAN \ NEW JERSEY \ NEW YORK \ PENNSYLVANIA \ VIRGINIA \ WASHINGTON, D.C.

Paul D. Drobbin \ Attorney in charge, Newark office \ LeClairRyan is a Virginia professional corporation

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Response: The Warrants were offered and issued pursuant to an effective registration statement of Millicom International Cellular S.A. (“Millicom”) on Form F-4 (Registration No. 33-69774). Pursuant to the terms of the Warrant Agreement dated December 16, 1993 (the “Warrant Agreement”) among American Satellite Network, Inc. (“ASN”), Millicom Incorporated, and American Stock Transfer and Trust Company the Warrants were exercisable from January 1, 1999 to the date that is six (6) months after the date the registration statement of ASN is declared effective by the SEC. As described in the response to Comment 2, the Warrants are exercisable with respect to the outstanding common stock of the Company held by Great Universal and Great Universal has succeeded to obligations of ASN with respect to the registration requirement.

2.	Expand appropriate sections of your document to describe the transactions through which

Great Universal LLC became the obligor under warrants that were issued by its predecessors. In doing so, please disclose:

•	Who granted the original warrants and the terms there of;

•	How the obligations under the warrants were transferred to Great Universal; and

•	The events that led to Modern Holdings’ agreement to register the shares underlying the warrants.

Response: The Prospectus Summary has been amended to disclose Millicom as the original grantor of the Warrants, the terms thereof and how the obligations under the Warrants were transferred to Great Universal. Further, we have disclosed the circumstances under which the Company agreed to register the offering of the shares.

3.	In addition to your current disclosure on your status “emerging growth company,” as defined in the Jumpstart Our Business Startups Act, please state your election under Section 107(b) of the JOBS Act:

•	If you have elected to opt out of the extended transition period for complying with new or revised accounting standards pursuant to Section 107(b), include a statement that the election is irrevocable; or

•	If you have elected to use the extended transition period for complying with new or revised accounting standards under Section 102(b)(1), provide a risk factor explaining that this election allows you to delay the adoption of new or revised accounting standards that have different effective dates for public and private companies until those standards apply to private companies. Please state in your risk factor that, as a result of this election, your financial statements may not be comparable to companies that comply with public company effective dates. Include a similar statement in your critical accounting policy disclosures.

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Response: The Company has elected to use the extended transition period under Section 107(b) and has revised the disclosure to that effect. In addition, the Company has expanded the risk factor entitled “We are an “emerging growth company,” and may elect to comply with reduced public company reporting requirements applicable to emerging growth companies, which could make our common stock less attractive to investors,” regarding the effect of this election on its financial statements.

4.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Response: The Company has not provided written communications, as defined in Rule 405, to potential investors. Further, the Company is not aware of any research reports that are published about the Company.

5.	Please provide the disclosure required by Item 502(b) of Regulation S-K.

Response: The Company has revised the outside back cover page of the prospectus to include the disclosure required by Item 502(b) of Regulation S-K.

Prospectus Cover Page

6.	Expand the first paragraph to more precisely describe the transaction that is being registered. If the transaction to be registered is the resale of shares by holders of outstanding warrants upon exercise of those warrants, please clearly state this and include a cross-reference to the page of your filing where you identify the holders of the warrants who will be the selling shareholders. All information required by Item 507 of Regulation S-K with respect such selling shareholders should be provided in the cross-referenced disclosure.

Response: As noted in our response to Comment 1, the Draft Registration Statement covers the offer and sale of the stock underlying the Warrants, and therefore Item 507 of Regulation S-K does not apply.

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7.	Schedule A, paragraph 16 of the Securities Act and Item 501(b)(3) of Regulation S-K require that you disclose the price at which the securities will be sold. In order to comport with these requirements, the shares must be offered at a fixed price, or a price range under Rule 430A, until such time as the shares are quoted on a national securities exchange or on the OTC Bulletin Board, if ever. Please revise.

Response: The Warrants are exercisable for $1.30 per share, which is disclosed on the cover page of the prospectus and in the Prospectus Summary. We have expanded the disclosure to reflect that this exercise price equates to approximately $0.632 per share of common stock.

Prospectus Summary, page 1

8.	Consider providing summary financial information to inform investors of your recent declines in revenues, losses from operations, and your financial condition. Additionally, given your recurring losses from operations and net losses in recent periods, please revise references to your “profitability,” “profits,” and the like throughout the filing, such as at page 7, 9, and elsewhere.

Response: We have considered the Staff’s comment and have decided not to include summary financial information. We believe the Management’s Discussion and Analysis as well as the audited financial statements and the interim financial statements included in this Registration Statement provides sufficient details of our declines in revenues, our operating losses and our financial condition. We have updated our references to our “profits” and “profitability” to “results of operations” where appropriate.

Warrants, page 1

9.	Revise the references to the registration of shares of common stock underlying the warrants so that the text is consistent with the fact that offers and sales of securities, not the securities themselves, are registered under the Securities Act.

Response: The Company has revised the disclosure throughout the Draft Registration Statement in accordance with this Comment.

10.	Please revise the final sentence of this paragraph to inform holders that, as a Section 15(d) reporting company, you will be subject to the periodic reporting requirements of Section 13(a) of the Exchange Act but not to a variety of rules and regulations as discussed in the risk factor on page 5.

Response: The Company has made the requested disclosure on page 2 of the prospectus regarding the effects of being a Section 15(d) reporting company.

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Risk Factors

“We intend to deregister .. . . ,” page 5

11.	We note your disclosure that you intend to deregister and terminate your reporting obligations “when as permitted under the Exchange Act.” Please revise this risk factor to describe the circumstances in which your periodic reporting obligations may be suspended. As your reporting obligations will be under Section 15(d) of the Exchange Act, please be advised that those obligations will not be terminated but suspended in some instances. Please revise accordingly.

Response: The Company has revised the disclosure on page 6 of the prospectus to address this Comment.

“Consistency in our revenues from period to period . . . ,” page 7

12.	You state that your profitability may be negatively impacted if you are unable to modify your pricing models to meet customer demands, based on shifts in your mix of offerings, or if the profitability or prospects of your customers declines. It appears that you should be focusing your disclosure in this risk factor, and in other risk factors that discuss a possible decline in profitability, on the fact that you have experienced significant revenue declines in most of your segments in recent periods. Please revise this risk factor, and others as appropriate, to alert investors to the actual adverse developments you have experienced, the impact these developments have had, and any resultant and continued risks.

Response: In response to this Comment, we have included a new risk factor on page 9 of the prospectus entitled “We have experienced declining revenues and increased losses.”

“Our independent registered public accountants have identified several material weaknesses . . . ,” page 12

13.	Please revise your risk factor to disclose briefly the measures you are undertaking to address the identified material weaknesses and significant deficiencies, the timetable for remediation, and whether there are any associated material costs. Include a full discussion of these matters in an appropriate section of the body of the prospectus, such as Management’s Discussion and Analysis.

Response: We have revised our risk factor on page 15 of the prospectus to briefly discuss the measures we are undertaking to address the identified material weaknesses and significant deficiencies, the timetable for remediation and costs associated with our remediation. In addition, we have included a more robust discussion within Management’s Discussion and Analysis.

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Management’s Discussion and Analysis of Financial Condition and Results of Operations Key Performance Indicators, page 17

14.	We note your discussion in this section of certain key metrics management uses in analyzing your business performance. Please update your disclosure to quantify these metrics for recent periods, or tell us why you believe this information would not be material to investors. We refer you to Refer to Item 303(a)(3)(i) and (ii) of Regulation S-K and Section III.B of SEC Release No. 33-8350.

Response: We have revised our disclosure in the discussion of “Net revenues” on pages 24 and 26 within Management’s Discussion and Analysis to include the key metrics that management uses in analyzing our business performance.

Liquidity and Capital Resources

Debt, page 25

15.	We note that current debt maturities and contractual obligations due in 2013 significantly exceed your cash and cash equivalents and that during the prior two fiscal years and the six months ended June 30, 2013 you have generated negative net cash flows from operations. Please revise to discuss in greater detail how you intend to meet these obligations due in 2013.

Response: We have revised our disclosure within Liquidity and Capital Resources on page 30 of the prospectus to address how the Company intends to meet its upcoming obligations.

Directors and Executive Officers, page 31

16.	For each director, on an individual basis, discuss the specific experience, qualifications, attributes, or skills that led the board to conclude that such person should serve as a director. See Item 401(e)(1) of Regulation S-K and for guidance, refer to Question 116.05 of the Division of Corporation Finance’s Compliance and Disclosure Interpretations of Regulation S-K.

Response: We have revised the disclosure on page 36 of the prospectus to comply with Item 401(e)(1) of Regulation S-K.

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17.	Please revise Mr. Osterdahl’s biographical disclosure to specifically state his principal occupations and employment during the past five years, including the time frames he served in each of those positions. We refer you to Item 401(e)(1) of Regulation S-K.

Response: We have revised the disclosure on page 37 of the prospectus to comply with Item 401(e)(1) of Regulation S-K.

18.	Please update your disclosure in this section to provide the information on director independence required by Item 407(a) of Regulation S-K.

Response: We have included a description of director independence on page 37 of the prospectus as required by Item 407(a) of Regulation S-K.

19.	Please advise whether any of your officers or directors served on the board of Kodi Klip LLC from June 2010 through the company’s filing for bankruptcy in June 2012.

Response: Henry L. Guy, our Chief Executive Officer and a member of the Company’s board of directors, was a member of the board of directors of Kodi Klip LLC during the period from June 2010 until May 30, 2012.

Certain Relationships and Related Person Transactions, page 34

20.	Please revise your disclosure to include a materially complete description of any contractual arrangement with Tele2 AB or Millicom, including a discussion of the manner in which pricing is set under such arrangements. In doing so, please also state your assessment of how the prices charged compared to the prices charged to unrelated parties for similar goods and services. Additionally, please file any such agreements as exhibits, or tell us why you are not required to do so. See Item 601(b)(10) of Regulation S-K.

Response: We have revised the disclosure on page 39 of the prospectus to describe the arrangements between the Company and each of Tele2 AB and Millicom. The Company believes that it is not required to file its agreements with Tele2 AB or Millicom because the agreements are in the ordinary course and not material to investors.

Security Ownership of Certain Beneficial Owners and Management, page 38

21.	Footnotes 2 and 7 contain disclaimers of beneficial ownership. Beneficial ownership disclosure in this table is based on voting and/or investment power, not pecuniary interest. See Instruction 2 to Item 403 of Regulation S-K and Exchange Act Rule 13d-3. To the extent that you retain these disclaimers, please provide us with a legal analysis supporting your belief that beneficial ownership disclaimers are proper outside of filings on Schedules 13D and 13G, and disclose who has voting and/or investment power over the disclaimed shares. For guidance, refer to Section III.A.4 of SEC Release No. 335808.

Response: The Company has deleted the phrase “except to the extent of their pecuniary interest therein” in both footnotes.

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22.	In footnote 2, please disclose the names of the other two members of Brookstone Partners LLC who share voting, investment, and dispositive power with Messrs. Guy and Stenbeck.

Response: The other two members of Brookstone Partners LLC are not officers or directors of the Company and the Company has no basis to disclose their names.

Where You Can Find More Information, page 42

23.	You indicate that statements in the prospectus “concerning the contents of any contract or any other document are not necessarily complete” and also indicate that “[e]ach statement in this prospectus relating to a contract or document filed as an exhibit is qualified in all respects by the filed exhibit.” Please delete the phrase “in all respects.” Ensure that descriptions of contracts and other documents in the prospectus satisfy applicable disclosure requirements.

Response: The phrase “in all respects” has been deleted from page 47 of the prospectus.

Financial Statements of Modern Holdings Incorporated and Subsidiaries

General

24.	Update the financial statements pursuant to Rule 8-03 of Regulation S-X.

Response: We have updated the financial statements pursuant to Rule 8-03 of Regulation S-X.

Balance Sheets

25.	Based on your disclosure on page F-10, revise to characterize the “Available-for-sale investments” line item as related party. Further, please clarify how the unrealized gain of $717,238 was recorded. In this regard, the accumulated other comprehensive income column differs from the amounts shown in Note 2 on page F-14.

Response: We have revised the balance sheet line item and other appropriate disclosures to “Available-for-sale investments of a related party”. We have accounted for the unrealized gain of $717,238 with an increase to the “Available-for-sale investments of a related party with a corresponding credit to the “Accumulated Other Comprehensive Income” included in the equity section of the balance sheet as of December 31, 2011. The unrealized gain as of December 31, 2010 was $712,426 which is shown as the Contribution of Great Universal Inc. on the Statement of Changes in Equity. The change from 2010 to 2011 of $4,812 is shown as a component of Other Comprehensive Incomer for the year ended December 31, 2011. We had a foreign currency translation loss of $(60,852) for the year ended December 31, 2011. This is also reflected in Other Comprehensive Income for the year ended December 31, 2011. The net of the $4,812 and $(60,852) totals $(56,040) which is reflected in Accumulated Other Comprehensive Income on the Statement of Changes in Equity on F-6.

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The components of Accumulated Other Comprehensive Income as of December 31, 2011 are presented in Note 2 on page F-12.

We experienced an unrealized loss on foreign currency translation adjustments for the year ended December 31, 2012 of $(247,238). The net of the $(247,238) and the $717,238 totals $470,000 which is recorded as Other Comprehensive loss for the year ended December 31, 2012. During the year ended December 31, 2012, the investment had a decline in value of $(104,421) before the sale which realized a gain of $612,817. These amounts are reflected in the Other Comprehensive Income (on page F-5) for the year ended December 31, 2012.

26.	Please explain the reason for cash prepayments of income taxes totaling $948,452 as of December 31, 2012 and where the prepayments are reflected in your income tax footnote disclosures.

Response: The cash prepayment of income taxes of $948,452 represents various prepayments of other taxes related to our Swedish entities. There are three prepayments included in the $948,452 related to 1) foreign withholdings, 2) prepayments of a payroll tax and 3) prepayment of income taxes. The foreign withholdings represent tax amounts withheld from sales into foreign countries from our Swedish operations. Our foreign customers withhold certain tax amounts. The Company will receive a credit from the Swedish taxing authorities for amounts withheld from these foreign entities. The second prepayment relates to a social security like tax for its Swedish employees. The Company is required to prepay this amount to the Swedish authorities and will amortize an amount monthly to a payroll cost line item in the statement of operations. The last prepayment relates to prepaid income taxes for our Swedish entities. In accordance with Swedish tax laws, the Company must prepay its income taxes using prior year’s tax as a safe harbor rule for amounts to prepay. Since the Company was in a loss position in Sweden, this amounts is reflected as a prepaid and would not impact the provision for income taxes for any year presented.

Since these cash prepayments do not all relate to income taxes, we have changed the balance sheet caption to “Prepaid income and other taxes.”

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Consolidated Statements of Operations and Comprehensive Loss

Costs and Expenses, page F-5

27.	Revise to disaggregate the “cost of sales and services” line item in order to separately disclose amounts associated with the related party revenue presented in the line items above.

Response: We have revised our presentation of cost of sales and services to separately disclose amounts associated with the related revenue presented on the statement of operations.

Notes to Consolidated Financial Statements, December 31, 2012 and 2011

Note 10–Income Taxes, page F-29

28.	Tell us how your accounting for unrecognized tax benefits complies with ASC 740-1030-7.

Response: ASC 740-10-30-7 provides that a tax position that meets the more-likely-than-not recognition threshold shall initially and subsequently be measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. Measurement of a tax position that meets the more-likely-than-not recognition threshold shall consider the amounts and probabilities of the outcomes that could be realized upon settlement using the facts, circumstances, and information available at the reporting date. The item included in the rate reconciliation portion of “Note 10 – Income Taxes” denoted as “Unrecognized tax benefits and interest” consists solely of the current year’s operating losses. Note 10 includes a section “summarizing the activity related to the gross unrecognized tax benefits” which unrecognized benefits relate to the amounts denoted as “Net operating loss carryforwards” in the section of Note 10 wherein the “components of the deferred tax balances” are set forth.

Accordingly, the analysis required by ASC 740-10-30-7 is a determination as to whether the net operating losses meet the more-likely-than-not threshold for future realization for financial reporting purposes. Management has determined that it is not more than 50 percent likely that sufficient future taxable income will be available to realize the benefit of the net operating loss carryforwards, nor is there taxable income in prior years that a net operating loss carryback can offset, nor are there deferred tax liabilities that the net operating losses can offset. Accordingly, no benefit has been provided for the 2012 operating loss nor the net operating loss carryforwards.

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Notes to Condensed Consolidated Financial Statements, June 30, 2013, page F-39

29.	Revise all headings in this section to clearly state that the interim financial statements are unaudited.

Response: We have revised all headings to clearly state that the interim financial statements are unaudited.

Exhibits

30.	Please file as an exhibit the warrant agreement or other underlying agreement(s) whereby Great Universal has the obligation to deliver shares of Modern Holdings upon exercise of the warrants.

Response: The Company has included the Warrant Agreement and the Assignment and Assumption Agreement (Warrants) as exhibits.

31.	Please file as an exhibit the agreement that memorializes Modern Holdings’ obligation to register the shares underlying the warrants.

Response: There is no agreement that required the Company to register the shares underlying the Warrants. The Company determined that it is in the best interest of the Company and its shareholders to satisfy the registration obligations because potential investors and other parties have expressed concerns regarding the uncertain ownership and control of the Company as a result of the Warrants continuing to be outstanding.

Please call the undersigned at (973) 491-3315 with any questions or for any further information. Thank you for your assistance.

Very truly yours,

/s/ James T. Seery

James T. Seery

JTS/pm

cc: Henry L. Guy, President and Chief Executive Officer

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